Significant Accounting Policies - Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues, net	$ 21,711	$ 27,753	$ 28,457
Revenues Derived from Spot Charters, Net [Member]
Revenues, net	7,022	8,067	16,990
Revenues Derived from Time Charters, Net [Member]
Revenues, net	$ 14,689	$ 19,686	$ 11,467